Acquisition (Details)					12 Months Ended
	Nov. 21, 2021 USD ($) shares	Oct. 29, 2021 USD ($)	Oct. 29, 2021 GBP (£)	Oct. 29, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 29, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Settlement of deferred consideration					$ 1,326,823	$ 0	$ 0
Oxsed Limited (note 32)
Disclosure of detailed information about business combination [line items]
Cash Consideration				$ 2,574,145
Deferred consideration				1,287,072				£ 1,000,000
Loan notes with a principal amount				12,870,723				10,000,000
Loan notes with a principal amount , first portion				$ 7,549,258				£ 5,865,450
Number of shares issued				1,652,248				1,652,248
Exchangeable period (in years)				3 years
Percentage of earn-out payment on net sales				15.00%
Period for net sales to calculate earn-out payment				3 years
Additional contingent consideration				$ 19,306,085				£ 15,000,000
Period for contingent consideration payable (in years)				3 years
Amount of intellectual property rights as an intangible asset				$ 17,619,789
Estimated useful lives				20 years
Settlement of deferred consideration		$ 1,225,783	£ 1,000,000
Number of shares issued in conversion | shares	388,216
Shares issued	$ 1,778,029